Document And Entity Information	7 Months Ended
May 10, 2012
Entity Registrant Name	SUBURBAN PROPANE PARTNERS LP
Entity Central Index Key	0001005210
Entity Filer Category	Large Accelerated Filer
Document Type	S-1
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 (Registration No. 333-181314) is being filed solely for the purposes of amending Item 16 of Part II of the Registration Statement and to include the XBRL exhibits indicated in such Item. Accordingly, this Amendment No. 1 consists only of the facing page, this explanatory note and Part II to the Registration Statement. The XBRL information being included with this Amendment No. 1 had been previously included with the registrant’s periodic reports filed pursuant to its reporting obligations under the Securities Exchange Act of 1934, as amended. No changes are being made to Part I of the Registration Statement by this filing, and therefore it has been omitted.
Document Period End Date	May 10, 2012